INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net loss before income tax	$ 16,588	$ 38,350
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax	$ 4,479	$ 10,356
Tax effect of:
Permanent differences and other	1,557	(2,166)
Investment in Treasury Metals	(1,324)	(3,878)
Investment in PC Gold	(201)	2,169
Flow-through eligible expenditures	(327)	0
Share issue costs	73	0
Difference in tax rates in foreign jurisdictions	1	0
Flow-through share premium liability	309	0
Changes in unrecognized deferred tax assets	(4,023)	(6,481)
Income tax recovery (expense)	$ 309	$ 0